Prepaid Expenses and Other Assets, Net (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)
Prepaid Expenses and Other Assets, Net [Line Items]
Income tax receivable	$ 1,521,706
Allowance for credit loss	14,841	$ 17,723
Advance payment	6,900,000
Prepaid expenses and others		1,800,000	¥ 279.3
Construction [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivable		710,236
Warehouse and Logistics [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivable	$ 1,500,000	$ 1,800,000